Share-based compensation (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Options, Outstanding	936,216	1,985,321	2,412,971
Foreited during the year, Options outstanding	(225,468)	(880,895)	(388,022)
Exercised, Options outstanding		(168,210)	(39,628)
Options, Outstanding	710,748	936,216	1,985,321
Forfeited during the year, Weighted average exercise price per share	$ 2.8366	$ 3.2166	$ 3.2166
Exercised, Weighted average exercise price per share		$ 1.4720	$ 1.4720
Outstanding, Weighted averaged remaining contractual life			2 years
Outstanding, Weighted averaged remaining contractual life		0 years	1 year
Forfeited during the year, Aggregate intrinsic value	$ 0	$ 0	$ 0
Exercised, Aggregate intrinsic value		0	26,452
Outstanding, Aggregate intrinsic value		$ 0
Outstanding, Weighted average intrinsic value per share		$ 0
Forfeited during the year, Weighted average intrinsic value per share	$ 0	$ 0	$ 0
Exercised, Weighted average intrinsic value per share		$ 0	$ 0.67
Outstanding, Weighted average grant date fair value		$ 2.66
Forfeited during the year, Weighted average grant date fair value	$ 0	$ 1.98	$ 1.67
Exercised, Weighted average grant date fair value		$ 3.64	$ 3.46
Vested and expected to vest, Options outstanding	708,748	934,216
Excercisable options outstanding	706,748	932,216
Vested and expected to vest, Weighted average exercise price per share	$ 3.0670	$ 3.1231
Exercisable, Weighted average exercise price per share	$ 3.0757	$ 3.1298